Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued interest	$ 7,373	$ 6,239
Total Director’s emoluments	1,311	30,197	$ 661
Stock compensation expense	0	28,376	$ 62
Zwanziger Family Ventures Note 2022
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued interest	$ 41	$ 0